Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees, commitments and risks
Schedule of guarantees
(€ million)	December 31, 2022	December 31, 2021
Consolidated subsidiaries	7,082	6,432
Unconsolidated subsidiaries	202	190
Joint ventures and associates	9,802	3,358
Others	477	180
	17,563	10,160

Schedule of commitments and risks
(€ million)	December 31,2022	December 31,2021
Commitments	77,481	75,201
Risks	1,228	934
	78,709	76,135

Schedule of expected payments for finance debts and lease liabilities

The table below summarizes the Group main contractual obligations for finance debt and lease liability repayments, including expected payments for interest charges and liabilities for derivative financial instruments.

	Maturity year
(€ million)	2023	2024	2025	2026	2027	2028 and thereafter	Total
December 31, 2022
Non-current financial liabilities (including the current portion)	2,883	2,339	2,640	3,298	1,927	9,246	22,333
Current financial liabilities	4,446						4,446
Lease liabilities	851	584	445	365	347	2,312	4,904
Fair value of derivative instruments	9,042	1	51	54		180	9,328
	17,222	2,924	3,136	3,717	2,274	11,738	41,011
Interest on finance debt	590	494	459	365	284	716	2,908
Interest on lease liabilities	235	209	184	165	147	685	1,625
	825	703	643	530	431	1,401	4,533
Financial guarantees	1,668						1,668

	Maturity year
(€ million)	2022	2023	2024	2025	2026	2027 and thereafter	Total
December 31, 2021
Non-current financial liabilities (including the current portion)	1,903	4,339	2,272	2,616	3,910	10,668	25,708
Current financial liabilities	2,299						2,299
Lease liabilities	920	688	565	508	481	2,147	5,309
Fair value of derivative instruments	12,911	3	61		23	28	13,026
	18,033	5,030	2,898	3,124	4,414	12,843	46,342
Interest on finance debt	475	462	386	359	286	905	2,873
Interest on lease liabilities	282	247	214	184	155	681	1,763
	757	709	600	543	441	1,586	4,636
Financial guarantees	1,599						1,599

Schedule of trade and other payables by maturity

The table below presents the timing of the expenditures for trade and other payables.

	Maturity year
(€ million)	2023	2024 - 2027	2028 and thereafter	Total
December 31, 2022
Trade payables	19,527			19,527
Other payables and advances	6,182	77	110	6,369
	25,709	77	110	25,896

	Maturity year
(€ million)	2022	2023 - 2026	2027 and thereafter	Total
December 31, 2021
Trade payables	16,795			16,795
Other payables and advances	4,925	112	109	5,146
	21,720	112	109	21,941

Schedule of principal contractual obligations
	Maturity year
(€ million)	2023	2024	2025	2026	2027	2028 and thereafter	Total
Decommissioning liabilities (a)	685	440	376	376	485	11,622	13,984
Environmental liabilities	591	507	408	317	306	1,388	3,517
Purchase obligations (b)	44,715	39,516	25,737	18,980	14,056	64,976	207,980
- Gas
. take-or-pay contracts	40,628	38,547	25,250	18,717	13,926	64,698	201,766
. ship-or-pay contracts	915	506	419	250	121	249	2,460
- Other purchase obligations	3,172	463	68	13	9	29	3,754
Other obligations	1						1
- Memorandum of intent - Val d’Agri	1						1
Total	45,992	40,463	26,521	19,673	14,847	77,986	225,482

(a)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(b)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.

Schedule of committed projects

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
(€ million)	2023	2024	2025	2026	2027 and thereafter	Total
Committed projects	8,080	6,093	3,845	2,047	3,785	23,850

Schedule of carrying amount of financial instruments and relevant economic and equity effect

Other information about financial instruments

	2022			2021
	Carrying amount	Income (expense) recognized in		Carrying amount	Income (expense) recognized in
(€ million)		Profit and loss account	OCI		Profit and loss account	OCI
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets at fair value through profit or loss (a)	8,251	(55)		6,301	11
Non-hedging and trading derivatives (b)	2,006	(1,723)		(611)	597
Other investments valued at fair value (c)	1,202	351	56	1,294	230	105
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other (d)	21,396	31		19,124	(226)
Financing receivables (e)	3,415	(16)		6,140	39
Securities (a)	56			53
Trade payables and other (a)	25,897	53		21,941	(80)
Financing payables (f)	26,917	(692)		27,794	(250)
Net assets (liabilities) for hedging derivatives (g)	(129)	(4,677)	794	96	(215)	(1,264)

(a)	Income or expense were recognized in the profit and loss account within "Finance income (expense)".
(b)	In the profit and loss account, economic effects were recognized as loss within "Other operating income (loss)" for €1,736 million (income for €903 million in 2021) and as income within "Finance income (expense)" for €13 million (expense for €306 million in 2021).
(c)	Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".
(d)	Income or expense were recognized in the profit and loss account as net reversals within "Net (impairments) reversals of trade and other receivables" for €47 million (net impairments for €279 million in 2021) and as expense within "Finance income (expense)" for €16 million (income for €53 million in 2021), including interest income calculated on the basis of the effective interest rate of €15 million (interest income for €18 million in 2021).
(e)	In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €86 million (interest income for €53 million in 2021) and net impairments for €111 million (net impairments for €25 million in 2021).
(f)	In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €568 million (€487 million in 2021).
(g)	In the profit and loss account, income or expense were recognized within "Sales from operations" and "Purchase, services and other".

Schedule of disclosures about offsetting of financial instruments

Disclosures about the offsetting of financial instruments

(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2022
Financial assets
Trade and other receivables	23,546	2,706	20,840
Other current assets	18,684	5,863	12,821
Other non-current assets	2,236		2,236
Financial liabilities
Trade and other liabilities	28,415	2,706	25,709
Other current liabilities	18,336	5,863	12,473
Other non-current liabilities	3,234		3,234
December 31, 2021
Financial assets
Trade and other receivables	20,461	1,611	18,850
Other current assets	20,791	7,157	13,634
Other non-current assets	1,031	2	1,029
Financial liabilities
Trade and other liabilities	23,331	1,611	21,720
Other current liabilities	22,913	7,157	15,756
Other non-current liabilities	2,248	2	2,246

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

The following tables show amounts in terms of VaR, recorded in 2022 (compared with 2021), relating to interest rate and exchange rate risks in the first section and commodity risk (aggregated by type of exposure). Regarding the management of strategic liquidity, the table reports the sensitivity to changes in interest rate.

(Value at Risk - parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2022				2021
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	9.05	2.61	5.19	3.22	11.04	1.29	3.32	3.66
Exchange rate (a)	0.95	0.09	0.29	0.34	0.28	0.11	0.18	0.12

(a)	Value at risk deriving from interest and exchange rates exposures include the following finance departments: Eni Corporate Finance Department, Eni Finance International SA and Banque Eni SA.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk
(Value at Risk - Historic simulation method; holding period: 1 day; confidence level: 95%)

	2022				2021
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures - Management Portfolio (a)	800.39	30.65	261.41	30.65	42.76	2.91	23.80	2.91
Trading (b)	1.63	0.01	0.36	0.04	1.03	0.12	0.37	0.20

(a)	Refers to Global Gas & LNG Portfolio business area, Power Generation & Marketing, Green\Traditional Refining & Marketing, Plenitude, Eni Trading & Biofuels, Eni Global Energy Markets (commercial portfolio). VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP, Power G&M, GTR&M and Plenitude during the year presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.
(b)	Cross-commodity proprietary trading, through financial instruments, refers to Eni Trading & Biofuels SpA and Eni Global Energy Markets SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk
(Sensitivity - Dollar Value of 1 basis point - DVBP)

	2022				2021
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - € Portfolio (a)	0.30	0.16	0.23	0.16	0.40	0.29	0.33	0.30

(a)	Management of strategic liquidity portfolio starting from July 2013.

(Sensitivity - Dollar value of 1 basis point - DVBP)

	2022				2021
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - US dollar Portfolio (b)	0.13	0.04	0.08	0.04	0.14	0.05	0.11	0.13

(a)	Management of strategic liquidity portfolio in US dollar currency starting from August 2017.